Fair Value Measurements - Financial Instruments Measured At Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, Fair Value, Inputs, Level 2, USD $)
In Millions, unless otherwise specified
	Oct. 31, 2012		Oct. 31, 2011
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finance receivables	$ 5	[1]	$ 5	[1]

[1]	Certain impaired finance receivables are measured at fair value on a nonrecurring basis. An impairment charge is recorded for the amount by which the carrying value of the receivables exceeds the fair value of the underlying collateral, net of remarketing costs. As of October 31, 2012, impaired receivables with a carrying amount of $14 million had specific loss reserves of $9 million and a fair value of $5 million. As of October 31, 2011, impaired receivables with a carrying amount of $15 million had specific loss reserves of $10 million and a fair value of $5 million. Fair values of the underlying collateral are determined by reference to dealer vehicle value publications adjusted for certain market factors.